Annual Fund Operating Expenses	Sep. 28, 2020
Stadion Tactical Growth Fund | Class A Shares
Entity Listings [Line Items]
Management Fees	1.06%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.16%
Total Annual Fund Operating Expenses	1.72%	[1]
Management Fee Waivers and Expense Reimbursements	(0.01%)	[2]
Total Annual Fund Operating Expenses After the Effect of the Expense Reimbursement	1.71%	[1],[2]
Stadion Tactical Growth Fund | Class C Shares
Entity Listings [Line Items]
Management Fees	1.06%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.16%
Total Annual Fund Operating Expenses	2.49%	[1]
Management Fee Waivers and Expense Reimbursements	(0.03%)	[2]
Total Annual Fund Operating Expenses After the Effect of the Expense Reimbursement	2.46%	[1],[2]
Stadion Tactical Growth Fund | Class I Shares
Entity Listings [Line Items]
Management Fees	1.06%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.16%
Total Annual Fund Operating Expenses	1.50%	[1]
Management Fee Waivers and Expense Reimbursements	(0.04%)	[2]
Total Annual Fund Operating Expenses After the Effect of the Expense Reimbursement	1.46%	[1],[2]
Stadion Tactical Growth Fund
Entity Listings [Line Items]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements” will not correlate to the Growth Fund’s Financial Highlights, which reflect the operating expenses of the Growth Fund but do not include “Acquired Fund Fees and Expenses.”
Fee Waiver or Reimbursement over Assets, Date of Termination	October 1, 2021
Stadion Tactical Defensive Fund | Class A Shares
Entity Listings [Line Items]
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.35%
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses After the Effect of the Expense Reimbursement	1.95%	[3],[4]
Stadion Tactical Defensive Fund | Class C Shares
Entity Listings [Line Items]
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.36%
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses After the Effect of the Expense Reimbursement	2.71%	[3],[4]
Stadion Tactical Defensive Fund | Class I Shares
Entity Listings [Line Items]
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses After the Effect of the Expense Reimbursement	1.76%	[3],[4]
Stadion Tactical Defensive Fund
Entity Listings [Line Items]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements” will not correlate to the Defensive Fund’s Financial Highlights, which reflect the operating expenses of the Defensive Fund but do not include “Acquired Fund Fees and Expenses.”
Fee Waiver or Reimbursement over Assets, Date of Termination	October 1, 2021
Stadion Trilogy Alternative Return Fund | Class A Shares
Entity Listings [Line Items]
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.39%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses	1.95%	[5]
Management Fee Waivers and Expense Reimbursements	(0.26%)	[6]
Total Annual Fund Operating Expenses After the Effect of the Expense Reimbursement	1.69%	[5],[6]
Stadion Trilogy Alternative Return Fund | Class C Shares
Entity Listings [Line Items]
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses	2.74%	[5]
Management Fee Waivers and Expense Reimbursements	(0.30%)	[6]
Total Annual Fund Operating Expenses After the Effect of the Expense Reimbursement	2.44%	[5],[6]
Stadion Trilogy Alternative Return Fund | Class I Shares
Entity Listings [Line Items]
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.47%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses	1.78%	[5]
Management Fee Waivers and Expense Reimbursements	(0.34%)	[6]
Total Annual Fund Operating Expenses After the Effect of the Expense Reimbursement	1.44%	[5],[6]
Stadion Trilogy Alternative Return Fund
Entity Listings [Line Items]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	“Total Annual Fund Operating Expenses” will not correlate to the Trilogy Fund’s Financial Highlights, which reflect the operating expenses of the Trilogy Fund but do not include “Acquired Fund Fees and Expenses.”
Fee Waiver or Reimbursement over Assets, Date of Termination	October 1, 2021

[1]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements” will not correlate to the Growth Fund’s Financial Highlights, which reflect the operating expenses of the Growth Fund but do not include “Acquired Fund Fees and Expenses.”
[2]	The Growth Fund’s investment adviser, Stadion Money Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Growth Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Growth Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C and Class I shares to not more than 1.30% of the average daily net assets allocable to each Class of the Growth Fund. The Expense Limitation Agreement is currently in effect until October 1, 2021. Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses from 1.70% (or lower) to 1.30% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Growth Fund; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.30% of the average daily net assets of the Growth Fund (or any lower expense limitation or limitations to which the parties may otherwise agree). The Expense Limitation Agreement may be terminated by the Stadion Investment Trust or the Adviser at the end of its then-current term upon not less than 90 days’ notice.
[3]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements” will not correlate to the Defensive Fund’s Financial Highlights, which reflect the operating expenses of the Defensive Fund but do not include “Acquired Fund Fees and Expenses.”
[4]	Stadion Money Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Defensive Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Defensive Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C, and Class I shares to not more than 1.70% of the average daily net assets allocable to each Class of the Defensive Fund. The Expense Limitation Agreement is currently in effect until October 1, 2021. The Expense Limitation Agreement may be terminated by the Trust or the Adviser at the end of its then-current term upon not less than 90 days’ notice.
[5]	“Total Annual Fund Operating Expenses” will not correlate to the Trilogy Fund’s Financial Highlights, which reflect the operating expenses of the Trilogy Fund but do not include “Acquired Fund Fees and Expenses.”
[6]	Stadion Money Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Trilogy Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Trilogy Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C and Class I shares to not more than 1.38% of the average daily net assets allocable to each Class of the Trilogy Fund. Pursuant to the Expense Limitation Agreement with the Trilogy Fund, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses from 1.70% (or lower) to 1.38% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Trilogy Fund; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.38% of the average daily net assets of the Trilogy Fund (or any lower expense limitation or limitations to which the parties may otherwise agree).The Expense Limitation Agreement is currently in effect until October 1, 2021. The Expense Limitation Agreement may be terminated by the Trust or the Adviser at the end of its then-current term upon not less than 90 days’ notice.